Financial Instruments - Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Total accounts payable and accrued liabilities	$ 308,054	$ 306,087
Income tax payables	25,833	59,133
Provisions	303,180	248,152
Current liabilities	380,840	387,675
Current	(17,853)	(8,041)
Long-term provisions	(285,327)	(240,111)
Deferred credit	20,788	20,788
Deferred tax liabilities	140,337	184,785
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of financial liabilities [abstract]
Provisions	296,228	242,861	$ 235,110
Current	(14,400)	(5,300)
Long-term provisions	(281,800)	(237,600)
Liquidity risk [member]
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	291,436	275,629
Severance liabilities	20,033	31,582
Payroll liabilities	2,758	3,763
Total accounts payable and accrued liabilities	314,227	310,974
Income tax payables	25,833	59,133
Derivative liabilities	1,780	351
Debt: Repayment of principal	193,722	15,300
Debt: Interest & Standby Fees	29,028	8,912
Provisions	6,952	5,291
Future payroll liabilities	11,124	12,410
Current liabilities	582,666	412,371
Liquidity risk [member] | Within 1 year [member]
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	291,436	275,629
Severance liabilities	13,860	26,695
Payroll liabilities	2,758	3,763
Total accounts payable and accrued liabilities	308,054	306,087
Income tax payables	25,833	59,133
Derivative liabilities	1,780	351
Debt: Repayment of principal	13,712	3,400
Debt: Interest & Standby Fees	11,222	2,613
Provisions	3,448	2,738
Future payroll liabilities	2,465	3,352
Current liabilities	366,514	377,674
Liquidity risk [member] | 2 - 3 years [member]
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0	0
Severance liabilities	1,039	404
Payroll liabilities	0	0
Total accounts payable and accrued liabilities	1,039	404
Income tax payables	0	0
Derivative liabilities	0	0
Debt: Repayment of principal	173,435	6,800
Debt: Interest & Standby Fees	17,681	4,867
Provisions	2,423	2,553
Future payroll liabilities	8,659	9,058
Current liabilities	203,237	23,682
Liquidity risk [member] | 4-5 years [member]
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0	0
Severance liabilities	645	33
Payroll liabilities	0	0
Total accounts payable and accrued liabilities	645	33
Income tax payables	0	0
Derivative liabilities	0	0
Debt: Repayment of principal	6,575	5,100
Debt: Interest & Standby Fees	125	1,432
Provisions	0	0
Future payroll liabilities	0	0
Current liabilities	7,345	6,565
Liquidity risk [member] | After 5 years [member]
Disclosure of financial liabilities [abstract]
Accounts payable and accrued liabilities other than:	0	0
Severance liabilities	4,489	4,450
Payroll liabilities	0	0
Total accounts payable and accrued liabilities	4,489	4,450
Income tax payables	0	0
Derivative liabilities	0	0
Debt: Repayment of principal	0	0
Debt: Interest & Standby Fees	0	0
Provisions	1,081	0
Future payroll liabilities	0	0
Current liabilities	$ 5,570	$ 4,450